DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2021
DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS
6	DISCONTINUED OPERATIONS

During the year ended December 31, 2019, the Company decided to discontinue its online media business unit.

On April 30, 2020, the Company discontinued its GIVEMEBET operation and as of December 31, 2021, and 2020, this subsidiary is considered dormant with no remaining assets and liabilities. Any associated net loss for this subsidiary continues to be presented as discontinued operations in the consolidated financial statements.

On May 7, 2020, the Company completed the sale of its GIVEMESPORT operation for cash consideration of GBP 50 (EUR 56) plus additional consideration equivalent to the net current assets disposed plus consideration receivable of 10% of GIVEMESPORT aggregate revenues for a period of twenty-one months from date of completion.

As of December 31, 2021, consideration receivable has been recognized at a present value of EUR 56, all of which is due within twelve months of the year ended December 31, 2021. As of December 31, 2020, consideration receivable had been recognized at a present value of EUR 192, of which EUR 148 was due within twelve months of the year ended December 31, 2020, and EUR 44 was due beyond twelve months. As of December 31, 2021, and 2020, the Company has not identified any assets or liabilities as held for sale.

Consideration is settled in cash at three-month intervals from the date of sale. In the year ended December 31, 2021, EUR 235 in proceeds from the sale of discontinued operations was received (year ended December 31, 2020: EUR 259).

Consolidated statements of cash flows

	Year Ended December 31,
	2021	2020
Net cash used in operating activities	—	(584)
Net cash used in financing activities	—	(74)
Effect of currency translation	—	170
Net cash flows for the year	—	(488)

Consolidated statements of loss and comprehensive loss

	Year Ended December 31,
	2021	2020
Revenue	—	559
Cost of revenue	—	(120)
Gross Profit	—	439
Selling, general and administrative expenses	—	(624)
Operating Loss	—	(185)
Net interest expense and other financing charges	—	(41)
Gain on disposal of discontinued operations	—	136
Loss Before Income Taxes	—	(90)
Income taxes	—	—
Net Loss	—	(90)
Cumulative translation adjustment	—	(95)
Net Comprehensive Loss	—	(185)

In the year ended December 31, 2021, remeasurement of the present value of the consideration receivable resulted in a gain on remeasurement of consideration receivable of EUR 98 (the year ended December 31, 2020: gain of EUR 19).